CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net income	¥ 881,156	¥ 648,957	¥ 418,130
Unrealized net gains (losses) on available-for-sale securities, net of tax (Notes 3 and 18):
Unrealized holding gains (losses)	430,391	78,037	(189,526)
Less: reclassification adjustments for losses (gains) included in net income	(61,495)	27,248	(48,036)
Total	368,896	105,285	(237,562)
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments	87,650	(9,740)	(20,257)
Less: reclassification adjustments for losses (gains) included in net income	1	1,926	2,860
Total	87,651	(7,814)	(17,397)
Pension liability adjustments, net of tax (Notes 18 and 19):
Unrealized gains (losses)	67,961	23,395	(87,891)
Less: reclassification adjustments for losses (gains) included in net income	10,715	16,292	9,079
Total	78,676	39,687	(78,812)
Total other comprehensive income (loss), net of tax	535,223	137,158	(333,771)
Total comprehensive income	1,416,379	786,115	84,359
Less: Total comprehensive income (loss) attributable to noncontrolling interests	8,558	(10,570)	(3,723)
Total comprehensive income attributable to MHFG shareholders	¥ 1,407,821	¥ 796,685	¥ 88,082